Net Loss Per Share - Schedule of Computation of Diluted Net Loss Per Ordinary Share (Details) - shares		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Convertible Preferred Shares [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares				4,507,316
Series seed convertible preferred shares [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares				1,076,501
Share options issued to employees [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares			1,825,729	1,140,920
Share options issued in connection with business combinations [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares			280,719	268,781
Share options issued in connection with termination of VIEs [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares			22,509	22,509
Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares			15,815	245,392
Convertible loans [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares	[1]	508,980	571,888	334,042
Options [Member]
Schedule of Computation of Diluted Net Loss Per Ordinary Share [Line Items]
Antidilutive shares				422,607

[1]	Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the fixed monetary value of US$4,957,384, US$2,976,80 and US$1,397,495 divided by the estimated fair value of ordinary shares as of December 31, 2022, 2023 and 2024, respectively, which were assumed to be the conversion prices as of December 31, 2022, 2023 and 2024, respectively.